As filed with the Securities and Exchange Commission on May 30, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09038

The Olstein Funds
(Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
(Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

The Olstein All Cap Value Fund
Schedule of Investments
March 31, 2007 (Unaudited)
	Shares/Principal
	Amount	Value
COMMON STOCKS - 94.6%
Beverages - 1.2%
Molson Coors Brewing Company - Class B	212,300	$20,087,826

Biotechnology - 0.8%
Invitrogen Corporation (a)	219,500	13,971,175

Business Services - 0.2%
Hewitt Associates, Inc. - Class A (a)	135,300	3,954,819

Capital Markets - 5.7%
The Charles Schwab Corporation	1,163,300	21,276,757
Cowen Group, Inc. (a)	500,000	8,320,000
Janus Capital Group Inc.	801,500	16,759,365
Merrill Lynch & Co., Inc.	108,300	8,844,861
Morgan Stanley	291,700	22,974,292
Waddell & Reed Financial, Inc. - Class A	886,500	20,673,180
		98,848,455
Casinos & Gaming - 4.0%
Boyd Gaming Corporation	693,200	33,024,048
Scientific Games Corporation - Class A (a)	647,920	21,271,214
WMS Industries Inc. (a)	387,400	15,201,576
		69,496,838
Commercial Banks - 1.0%
Bank of America Corporation	326,700	16,668,234

Commercial Services & Supplies - 1.8%
Avery Dennison Corporation	192,400	12,363,624
Pitney Bowes Inc.	423,800	19,236,282
		31,599,906
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	1,111,300	28,371,489

Computers & Peripherals - 7.3%
Apple Computer, Inc. (a)	463,200	43,035,912
Dell Inc. (a)	752,100	17,456,241
Hewlett-Packard Company	553,700	22,225,518
Intermec Inc. (a)	977,600	21,839,584
International Business Machines Corporation	230,800	21,755,208
		126,312,463
Construction & Engineering - 2.2%
Quanta Services, Inc. (a)	1,506,100	37,983,842

Consumer Finance - 3.1%
American Express Company	568,100	32,040,840
Capital One Financial Corporation	289,100	21,815,486
		53,856,326
Diversified Financial Services - 1.4%
Citigroup Inc.	484,300	24,863,962

Electrical Equipment - 0.9%
Energy Conversion Devices, Inc. (a)	439,000	15,338,660

Energy Equipment & Services - 5.0%
Halliburton Company	736,100	23,363,814
Helix Energy Solutions Group Inc. (a)	928,400	34,620,036
Newpark Resources, Inc. (a)	4,045,400	28,520,070
		86,503,920
Food & Staples Retailing - 1.7%
Nash Finch Company (b)	856,100	29,501,206

Health Care Equipment & Supplies - 0.8%
Baxter International Inc.	264,800	13,947,016

Health Care Products - 1.3%
Johnson & Johnson	362,600	21,850,276

Health Care Providers & Services - 1.0%
DaVita, Inc. (a)	318,100	16,961,092

Household Durables - 2.0%
Blount International, Inc. (a)	1,467,000	18,264,150
Whirlpool Corporation	198,600	16,863,126
		35,127,276
Industrial Conglomerates - 5.5%
3M Co.	303,500	23,196,505
Tyco International Ltd. (c)	2,280,900	71,962,395
		95,158,900
Insurance - 6.9%
American International Group, Inc.	608,300	40,889,926
Genworth Financial, Inc. - Class A	487,800	17,043,732
Marsh & McLennan Companies, Inc.	1,167,800	34,204,862
XL Capital Ltd. - Class A (c)	374,400	26,193,024
		118,331,544
Internet Software & Services - 0.7%
Digital River, Inc. (a)	204,600	11,304,150

Leisure Equipment & Products - 1.4%
Hasbro, Inc.	823,200	23,559,984

Machinery - 2.0%
Pentair, Inc.	416,200	12,968,792
Watts Water Technologies, Inc. - Class A	553,300	21,041,999
		34,010,791
Media - 2.1%
Live Nation, Inc. (a)	868,500	19,159,110
The Walt Disney Company	499,400	17,194,342
		36,353,452
Multiline Retail - 2.1%
Federated Department Stores, Inc.	456,300	20,556,315
J. C. Penney Company, Inc.	58,500	4,806,360
Sears Holdings Corporation (a)	58,400	10,521,344
		35,884,019
Office Electronics - 1.2%
Xerox Corporation (a)	1,274,000	21,517,860

Oil & Gas - 2.7%
The Williams Companies, Inc.	1,432,500	40,768,950
XTO Energy, Inc.	93,600	5,130,216
		45,899,166
Paper & Forest Products - 1.3%
Neenah Paper, Inc.	548,000	21,777,520

Personal Products - 0.8%
Playtex Products, Inc. (a)	1,021,000	13,854,970

Restaurants - 6.5%
Burger King Holdings Inc.	1,165,600	25,176,960
The Cheesecake Factory Incorporated (a)	936,600	24,960,390
CKE Restaurants, Inc.	278,800	5,258,168
Denny's Corp. (a)	4,551,500	22,302,350
McDonald's Corporation	781,350	35,199,817
		112,897,685
Semiconductor & Semiconductor Equipment - 3.9%
Atmel Corporation (a)	4,260,800	21,431,824
Entegris Inc. (a)	2,211,900	23,667,330
Sigma Designs, Inc. (a)	820,200	21,538,452
		66,637,606
Specialty Retail - 8.9%
The Finish Line, Inc.- Class A	1,443,400	18,186,840
Foot Locker, Inc.	753,700	17,749,635
The Gap, Inc.	1,480,700	25,482,847
The Home Depot, Inc.	415,600	15,269,144
Jo-Ann Stores, Inc. (a)	640,100	17,442,725
Lowe's Companies, Inc.	370,500	11,667,045
RadioShack Corporation	1,307,400	35,339,022
The TJX Companies, Inc.	485,800	13,097,168
		154,234,426
Textiles, Apparel & Luxury Goods - 4.3%
Carter's, Inc. (a)	1,287,000	32,612,580
Jones Apparel Group, Inc.	491,500	15,103,795
Quiksilver, Inc. (a)	2,289,800	26,561,680
		74,278,055
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corporation	659,400	22,182,216

TOTAL COMMON STOCKS (Cost $1,333,191,810)		1,633,127,125

SHORT-TERM INVESTMENTS - 4.5%
Mutual Fund - 0.2%
First American Prime Obligations Fund - Class I	3,193,385	3,193,385

U.S. Government Agency Issues - 4.3%
Federal Home Loan Bank
2.46%, 04/02/2007	$19,684,000	19,681,310
3.33%, 04/03/2007	19,068,000	19,062,703
3.71%, 04/04/2007	19,314,000	19,306,047
3.94%, 04/05/2007	16,712,000	16,702,864
		74,752,924
TOTAL SHORT-TERM INVESTMENTS (Cost $77,946,309)		77,946,309

Total Investments (Cost $1,411,138,119) - 99.1%		1,711,073,434
Other Assets in Excess of Liabilities - 0.9%		14,824,797
TOTAL NET ASSETS - 100.0%		$1,725,898,231

(a) Non-income producing security.
(b)	Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
(c) Dollar-denominated foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$1,411,138,119
Gross unrealized appreciation	324,484,668
Gross unrealized depreciation	(24,549,353)
Net unrealized appreciation	$299,935,315

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Olstein Strategic Opportunities Fund
Schedule of Investments
March 31, 2007 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.0%
Biotechnology - 2.3%
Invitrogen Corporation (a)	3,200	$203,680

Business Services - 5.3%
Barrett Business Services, Inc.	8,400	193,620
Hewitt Associates, Inc. Class A (a)	9,500	277,685
		471,305
Capital Markets - 6.2%
Cowen Group, Inc. (a)	14,300	237,952
Janus Capital Group Inc.	6,400	133,824
Waddell & Reed Financial, Inc. - Class A	8,100	188,892
		560,668
Casinos & Gaming - 4.1%
Boyd Gaming Corporation	5,200	247,728
Scientific Games Corporation - Class A (a)	3,600	118,188
		365,916
Communications Equipment - 1.9%
CommScope, Inc. (a)	3,900	167,310

Computers & Peripherals - 2.2%
Intermec Inc. (a)	9,000	201,060

Construction & Engineering - 2.8%
Quanta Services, Inc. (a)	10,100	254,722

Electronic Equipment & Instruments - 1.1%
Keithley Instruments, Inc.	6,200	94,798

Energy Equipment & Services - 2.2%
Newpark Resources, Inc. (a)	28,000	197,400

Food & Staples Retailing - 2.8%
Nash Finch Company	7,200	248,112

Food Products - 1.8%
Del Monte Foods Company	14,000	160,720

Household Durables - 3.5%
Blount International, Inc. (a)	11,100	138,195
The Dixie Group, Inc. (a)	15,000	180,450
		318,645
Leisure Equipment & Products - 1.1%
Hasbro, Inc.	3,400	97,308

Machinery - 2.2%
Flanders Corporation (a)	27,100	196,475

Media - 1.9%
Live Nation, Inc. (a)	7,600	167,656

Paper & Forest Products - 2.5%
Neenah Paper, Inc.	5,700	226,518

Restaurants - 22.5%
Burger King Holdings Inc.	14,000	302,400
The Cheesecake Factory Incorporated (a)	21,800	580,970
CKE Restaurants, Inc.	6,500	122,590
Denny's Corp. (a)	102,000	499,800
Landry's Restaurants, Inc.	2,000	59,200
Luby's, Inc. (a)	28,000	273,560
Nathan's Famous, Inc. (a)	12,000	180,000
		2,018,520
Road & Rail - 3.0%
Frozen Food Express Industries, Inc.	32,300	268,736

Semiconductor & Semiconductor Equipment - 5.5%
Atmel Corporation (a)	58,000	291,740
Entegris Inc. (a)	19,000	203,300
		495,040
Specialty Retail - 11.5%
Claire's Stores, Inc.	300	9,636
The Finish Line, Inc. - Class A	14,600	183,960
Foot Locker, Inc.	6,500	153,075
Jo-Ann Stores, Inc. (a)	600	16,350
RadioShack Corporation	20,000	540,600
Ross Stores, Inc.	3,700	127,280
		1,030,901
Textiles, Apparel & Luxury Goods - 4.6%
Carter's, Inc. (a)	16,200	410,508

TOTAL COMMON STOCKS (Cost $7,701,996)		8,155,998

SHORT-TERM INVESTMENTS - 6.2%
Investment Companies - 6.2%
First American Prime Obligations Fund - Class I	558,176	558,176

TOTAL SHORT-TERM INVESTMENTS (Cost $558,176)		558,176

Total Investments (Cost $8,260,172) - 97.2%		8,714,174
Other Assets in Excess of Liabilities - 2.8%		247,129
TOTAL NET ASSETS - 100.0%		$8,961,303

(a) Non-income producing security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments	$8,260,172
Gross unrealized appreciation	604,497
Gross unrealized depreciation	(150,495)
Net unrealized appreciation	$454,002

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Olstein Funds

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date   5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Robert A. Olstein
 Robert A. Olstein, President

Date 5/22/07

By (Signature and Title) /s/ Michael Luper
 Michael Luper, Treasurer

Date 5/22/07